Assets pledged (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of offsetting of financial liabilities [abstract]
Carrying amount of the assets pledged as security against liabilities
	2017	2016
	£m	£m
Trading portfolio assets	73,899	51,241
Financial assets at fair value	4,798	3,195
Loans and advances to customers	41,772	30,414
Cash collateral	56,351	68,797
Financial investments	15,058	13,053
Non current assets held for sale	-	117
Assets pledged	191,878	166,817

	2017	2016
	£m	£m
Fair value of securities accepted as collateral	608,412	466,975
Of which fair value of securities re-pledged/transferred to others	547,637	405,582